[Graphic]
[Graphic] Federated Investors

Federated Bond Fund

12th Annual Report

October 31, 1998

ESTABLISHED 1987

PRESIDENT'S MESSAGE

Dear Valued Shareholder:

Federated Bond Fund was created in 1987, and I am pleased to present its 12th Annual Report. This report covers the 12-month period from November 1, 1997 through October 31, 1998. It begins with an interview with the fund's portfolio manager, Joseph Balestrino, Senior Vice President of Federated Advisers. Following his discussion, detailing both the U.S. bond market and recent activity in the fund's portfolio, are three additional items of shareholder interest. First is a series of graphs showing the fund's long-term investment performance. Second is a complete listing of the fund's holdings, and third is the publication of the fund's financial statements.

Amid a positive, yet volatile, environment for investment-grade corporate bonds, Federated Bond Fund delivered a competitive total return. Contributing to the total return was a strong monthly income stream, though the net asset value declined slightly. Individual share class total return performance for the 12-month period, including income distributions, follows.*

                                     INCOME

                  TOTAL RETURN   DISTRIBUTIONS   NET ASSET VALUE CHANGE
Class A Shares       5.14%           $0.71       $10.02 to $9.82 = (1%)
Class B Shares       4.34%           $0.62       $10.02 to $9.83 = (1%)
Class C Shares       4.35%           $0.62       $10.02 to $9.83 = (1%)
Class F Shares       5.12%           $0.70       $10.02 to $9.83 = (1%)

The majority of the fund's $983 million in assets continues to be invested in investment-grade bonds, and the fund's average duration range is four to eight years.

Thank you for participating in Federated Bond Fund. Remember, it is easy to increase your participation in the performance potential of a diversified bond portfolio by reinvesting your monthly earnings automatically in additional fund shares.

As always, we welcome your comments, questions and suggestions.

Sincerely,

[Graphic]

J. Christopher Donahue
President
December 15, 1998

 * Performance quoted is based on net asset value, reflects past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price (i.e., less any applicable sales charge), for Class A, B, C, and F Shares were 0.43%, (1.06%), 3.36%, and 3.11%, respectively.

INVESTMENT REVIEW

[Graphic]
Joseph Balestrino
Senior Vice President
Federated Advisers

[Graphic]

WHAT ARE YOUR COMMENTS ON THE HIGH-QUALITY, FIXED-INCOME MARKET ENVIRONMENT DURING THE PAST 12 MONTHS?

The fund's fiscal year ended October 31, 1998 was positive for most fixed-income investors, particularly those in the highest quality debt sectors. Interest rate levels declined significantly over the period for all points along the U.S. Treasury maturity spectrum. The largest interest rate decrease occurred in the two-year Treasury maturity, which fell approximately 150 basis points in yield. There were two predominant reasons for the interest rate decline: 1) a slower growth economic environment; and 2) dramatic economic/financial marketplace volatility in non-U.S. markets.

Throughout much of calendar year 1998, corporate earnings have been considerably below initial Wall Street analysts' expectations. The corresponding concern over the future growth potential of the U.S. economy, in combination with sustained low inflation, caused U.S. Treasury yields to fall. Additionally, the global financial marketplace became far more unstable over the fiscal year. Problems emanating out of Asia in the second half of 1997 quickly spread to Russia and Latin America during the first three quarters of 1998. The result was a worldwide "flight to quality" into U.S. Treasury securities. As the fiscal year was coming to a close, the Federal Reserve Board reversed monetary policy and twice decreased the Fed Funds Target Rate, creating a further rally in high-quality bonds.

In terms of relative performance within the various fixed-income sectors, the general rule over the past year was that higher quality bonds outperformed lower quality bonds, and domestic bonds outperformed international bonds. The star performers were U.S. Treasuries, perceived to be the highest quality investment worldwide. All other investment-grade sectors (corporate bonds, mortgage-backed securities, asset-backed securities) produced positive rates of return, but fell short of U.S. Treasuries. As one moved into below investment-grade and international emerging market debt securities, the returns were modestly positive to negative over the fiscal year.

[Graphic]

HOW DID FEDERATED BOND FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?

For the fiscal year ended October 31, 1998, the fund's Class A, B, C, and F Shares produced total returns of 5.14%, 4.34%, 4.35%, and 5.12%, respectively, based on net asset value.* These returns were generally comparable to the 5.66% total return of the average corporate bond fund as measured by the Lipper Corporate BBB-Rated Bond Funds Average.**

[Graphic]

HAVE YOU MADE ANY ADJUSTMENTS TO THE FUND'S DURATION AND QUALITY?

The fund's portfolio composition was purposefully and consistently adjusted toward a longer duration and higher quality average over the fiscal year. Fund management held a macro-economic view that the rate of corporate earnings growth would meaningfully slow, and inflation would not become a significant threat. In this environment, which essentially played out over the past year, interest rates tend to fall, and higher quality bonds tend to outperform lower quality bonds. Thus, the portfolio's duration was approximately six months longer than the target of a year ago, and the percentage of assets in high-yield+ corporate securities was reduced from levels of a year ago.

 * Performance quoted is based on net asset value, reflects past performance, and is not indicative of future results. Investment return and principal value will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Total returns for the period, based on offering price, for Class A, B, C, and F Shares were 0.43%, (1.06%), 3.36%, and 3.11%, respectively.

 ** Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated. Lipper returns do not take sales charges into account.

 + Lower rated bonds involve a higher degree of risk than investment grade bonds in return for higher yield potential.

[Graphic]

THE FUND'S INCOME DISTRIBUTIONS REMAIN AN IMPORTANT SOURCE OF CASH FLOW TO MANY SHAREHOLDERS. WHAT WERE THE FUND'S YIELDS ON OCTOBER 31, 1998?

On October 31, 1998, the 30-day SEC yields for Class A, B, C, and F Shares were 6.11% (5.84% based on offering price), 5.30%, 5.31%, and 6.09% (6.03% based on offering price), respectively, compared to the 10-year Treasury rate, which was 4.61% on that same day.+

[Graphic]

HOW WERE THE FUND'S ASSETS ALLOCATED ACCORDING TO BOND QUALITY AND TYPE AS OF OCTOBER 31, 1998?

               PERCENTAGE OF
BOND QUALITY    NET ASSETS
AAA              17.95%
AA                3.85%
A                22.39%
BBB              29.33%
BB               10.70%
B                 9.83%
CCC               0.52%

 + The 30-day SEC yield is calculated by dividing the investment income per share for the prior 30 days by the maximum offering price per share on that date. The figure is compounded and annualized.

                         PERCENTAGE OF

SECTOR                     NET ASSETS
Corporate Bonds               61.1%
Mutual Funds                  15.1%
U.S. Treasury Obligations      8.3%
Municipal Securities           4.4%
Government Agencies            3.7%
Repurchase Agreement           2.4%
Preferred Stock                1.8%
Asset-Backed Securities        1.3%

[Graphic]

WHAT WERE THE FUND'S TOP 10 HOLDINGS AS OF OCTOBER 31, 1998?

                                              PERCENTAGE OF

NAME                                            NET ASSETS
Federal Home Loan Bank, 5.800% due 9/02/2008       2.01%
U.S. Treasury Bond, 8.000% due 11/15/2021          1.91%
U.S. Treasury Bond, 11.625% due 11/15/2004         1.77%
Figgie International, 9.875% due 10/1/99           1.76%
U.S. Treasury Note, 5.625% due 5/15/2008           1.64%
INCO Ltd., 9.600% due 6/15/2022                    1.31%
Shopco Stores, 9.250% due 3/15/2022                1.29%
U.S. Treasury Bond, 6.375% due 8/15/2027           1.27%
Trans Ocean Container Corp., 12.250%
due 7/01/2004                                      1.25%
TKR Cable, Inc., 10.500% due 10/30/2007            1.22%
TOTAL                                             15.43%

[Graphic]

AS WE LEAVE 1998, WHAT IS YOUR OUTLOOK FOR THE BOND MARKET?

Our basic bond market outlook remains largely unchanged. Over the coming year, it appears reasonable to expect continued moderation in economic activity and corporate earnings growth. The domestic economic fundamentals point to a conclusion that the United States may be in the latter stages of the business cycle. Given this outlook, our expectation is for a favorable year ahead in the bond market. Having said that, the bond market may have already experienced the major "flight to quality" technical move upward in price, and we expect that economic fundamentals will dominate the bond market going forward.

TWO WAYS YOU MAY SEEK TO INVEST FOR SUCCESS IN
FEDERATED BOND FUND

INITIAL INVESTMENT:

IF YOU HAD MADE AN INITIAL INVESTMENT OF $12,000 IN THE CLASS F SHARES OF FEDERATED BOND FUND ON 5/31/87, REINVESTED DIVIDENDS AND CAPITAL GAINS, AND DID NOT REDEEM ANY SHARES, YOUR ACCOUNT WOULD HAVE BEEN WORTH $33,820 ON 10/31/98. YOU WOULD HAVE EARNED A 9.46%* AVERAGE ANNUAL TOTAL RETURN FOR THE INVESTMENT LIFE SPAN.

One key to investing wisely is to reinvest all distributions in fund shares. This increases the number of shares on which you can earn future dividends, and you gain the benefit of compounding.

As of 9/30/98, the Class A Shares' 1-year and since-inception (6/28/95) total returns were 3.49% and 7.47%, respectively. Class B Shares' 1-year and since-inception (6/28/95) total returns were 1.66% and 7.21%, respectively. Class C Shares'

1-year and since-inception (6/28/95) total returns were 6.47% and 8.17%, respectively. Class F Shares' average annual 1-year, 5-year, and 10-year total returns were 6.21%, 7.58%, and 9.98%, respectively.**

Please see Appendix A.1.

 * Total return represents the change in the value of an investment after reinvesting all income and capital gains, and takes into account the 1.00% sales charge and the 1.00% contingent deferred sales charge for Class F Shares.

  Data quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost.

 ** The total returns stated take into account the 4.50% sales charge for Class A Shares, the 5.50% contingent deferred sales charge for Class B Shares, the 1.00% contingent deferred sales charge for Class C Shares, and the 1.00% sales charge and 1.00% contingent deferred sales charge for Class F Shares.

FEDERATED BOND FUND

ONE STEP AT A TIME:

$1,000 INITIAL INVESTMENT AND SUBSEQUENT INVESTMENTS OF $1,000 EACH YEAR FOR 11 YEARS (REINVESTING ALL DIVIDENDS AND CAPITAL GAINS) GREW TO

$21,762.

With this approach, the key is consistency.

If you had started investing $1,000 annually in the Class F Shares of Federated Bond Fund on 5/31/87, reinvested your dividends and capital gains, and did not redeem any shares, you would have invested only $12,000, but your account would have reached a total value of $21,762* by 10/31/98. You would have earned an average annual total return of 9.65%.

A practical investment plan helps you pursue a high level of income through corporate bonds. Through systematic investing, you buy shares on a regular basis and reinvest all earnings. An investment plan works for you when you invest only $1,000 annually. You can take it one step at a time. Put time, money, and compounding to work.

Please see Appendix A.2.

 * This chart assumes that the subsequent annual investments are made on the last day of each anniversary month. No method of investing can guarantee a profit or protect against loss in down markets. However, by investing regularly over time and buying shares at various prices, investors can purchase more shares at lower prices. All accumulated shares have the ability to pay income to the investor.

  Because such a plan involves continuous investment, regardless of changing price levels, the investor should consider whether or not to continue purchases through periods of low price levels.

FEDERATED BOND FUND

HYPOTHETICAL INVESTOR PROFILE: INVESTING FOR COLLEGE EDUCATION

John and Joan Wicker are a fictional couple who, like many shareholders, look for high monthly income opportunities.

John is an attorney in his late forties with an established client base. Joan is a school teacher. Eleven years ago, on October 31, 1987, the Wickers invested $20,000 in the Class F Shares of Federated Bond Fund.

As this chart shows, over 11 years their original investment in Class F Shares has grown to $54,798. This represents a 9.60% average annual total return. For John and Joan, that means extra money to supplement their daughter's college tuition.

Please see Appendix A.3.

  This hypothetical scenario is provided for illustrative purposes only and does
not  represent  the  results  obtained  by  any  particular  shareholder.   Past
performance does not guarantee future results.

FEDERATED BOND FUND
CLASS A SHARES

GROWTH OF $10,000 INVESTED IN FEDERATED BOND FUND (CLASS A SHARES)

The graph below illustrates the hypothetical investment of $10,000* in the Federated Bond Fund (Class A Shares) (the "Fund") from June 28, 1995 (start of performance) to October 31, 1998, compared to the Lehman Brothers Corporate Bond Index (LBCBI)+ and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).++

Please see Appendix A.4.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCBI and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

 ** Total return quoted reflects all applicable sales charges.

 + The LBCBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.

This index is unmanaged.

 ++ The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

FEDERATED BOND FUND
CLASS B SHARES

GROWTH OF $10,000 INVESTED IN FEDERATED BOND FUND (CLASS B SHARES)

The graph below illustrates the hypothetical investment of $10,000* in the Federated Bond Fund (Class B Shares) (the "Fund") from June 28, 1995 (start of performance) to October 31, 1998, compared to the Lehman Brothers Corporate Bond Index (LBCBI)+ and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).++

Please see Appendix A.5.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund reflects a 3.00% contingent deferred sales charge on any redemption less than four years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCBI and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

 ** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 + The LBCBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.

This index is unmanaged.

 ++ The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

FEDERATED BOND FUND
CLASS C SHARES

GROWTH OF $10,000 INVESTED IN FEDERATED BOND FUND (CLASS C SHARES)

The graph below illustrates the hypothetical investment of $10,000* in the Federated Bond Fund (Class C Shares) (the "Fund") from June 28, 1995 (start of performance) to October 31, 1998, compared to the Lehman Brothers Corporate Bond Index (LBCBI)+ and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).++

Please see Appendix A.6.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCBI and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

 ** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 + The LBCBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.

This index is unmanaged.

 ++ The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

FEDERATED BOND FUND
CLASS F SHARES

GROWTH OF $10,000 INVESTED IN FEDERATED BOND FUND (CLASS F SHARES)

The graph below illustrates the hypothetical investment of $10,000* in the Federated Bond Fund (Class F Shares) (the "Fund") from October 31, 1988 to October 31, 1998, compared to the Lehman Brothers Corporate Bond Index (LBCBI)+ and the Lipper Corporate Debt Funds BBB Rated Average (LCDBBB).++

Please see Appendix A.7.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE. YOUR INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. MUTUAL FUNDS ARE NOT OBLIGATIONS OF OR GUARANTEED BY ANY BANK AND ARE NOT FEDERALLY INSURED.

 * Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCBI and the LCDBBB have been adjusted to reflect reinvestment of dividends on securities in the index and average.

 ** Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

 + The LBCBI is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance.

This index is unmanaged.

 ++ The LCDBBB represents the average of the total returns reported by all of the mutual funds designated by Lipper Analytical Services, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

FEDERATED BOND FUND
PORTFOLIO OF INVESTMENTS

OCTOBER 31, 1998



PRINCIPAL

AMOUNT
VALUE


CORPORATE BONDS-61.1%

                  AEROSPACE &
DEFENSE-0.2%

 $  2,250,000     McDonnell-Douglas Corp., Note, 9.40%,
10/15/2001                 $   2,331,562

                  AIR
TRANSPORTATION-0.6%

    5,450,000     Southwest Airlines Co., Deb., 7.375%,
3/1/2027                       5,654,811

AUTOMOBILE-2.3%

    5,300,000     Arvin Industries, Inc., 9.50%,
2/1/2027                              5,747,797

    2,975,000     Arvin Industries, Inc., Note, 6.75%,
3/15/2008                       2,978,986

    7,000,000     Dana Corp., Note, 7.00%,
3/15/2028                                   7,073,360

    7,000,000     Hertz Corp., Sr. Note, 7.00%,
1/15/2028                              6,776,420

Total                                                               22,576,563

BANKING-5.5%

    4,750,000     ABN-AMRO Bank NV, Chicago, Sub. Deb., 7.30%,
12/1/2026               4,768,810

    5,250,000     Banco Santander, Bank Guarantee, 7.875%,
4/15/2005                   5,610,623

    2,500,000     Banco Santander, Sub. Note, 7.25%,
11/1/2015                         2,304,400

    2,200,000     City National Bank, Sub. Note, 6.375%,
1/15/2008                     2,255,858

    2,750,000     Crestar Financial Corp., Sub. Note, 8.75%,
11/15/2004                3,168,082

    3,800,000  (a)Den Danske Bank, Note, 7.40%,
6/15/2010                              4,012,914

    5,740,000     FirstBank Puerto Rico, Sub. Note, 7.625%,
12/20/2005                 5,873,857

    6,000,000     National Australia Bank, Ltd., Melbourne, Sub. Note, Series
                  B, 6.60%,

12/10/2007                                                 6,082,500
    8,150,000     National Bank of Canada, Montreal, Sub. Note, 8.125%, 8/15/

2004                                                                 9,375,026
    6,000,000     Republic New York Corp., Sub. Note, 7.75%,
5/15/2009                 6,810,600
    3,800,000  (a)Swedbank, Sub., 7.50%,

11/29/2049                                    3,689,306

Total                                                               53,951,976

                  BEVERAGE &
TOBACCO-1.0%

      650,000     Anheuser-Busch Cos., Inc., Sr. Note, 7.10%,
6/15/2007                  701,200

    8,250,000     Philip Morris Cos., Inc., Deb., 7.75%,
1/15/2027                     9,020,715

Total                                                                9,721,915

                  CABLE
TELEVISION-3.4%

    4,500,000     CF Cable TV, Inc., Note, 9.125%,
7/15/2007                           4,900,770

    4,500,000     Comcast Corp., Note, 8.50%,
5/1/2027                                 5,405,985

Federated Bond Fund



PRINCIPAL

AMOUNT
VALUE


CORPORATE BONDS-CONTINUED

                  CABLE

TELEVISION-CONTINUED

$   9,090,000     Continental Cablevision, Sr. Deb., 9.50%,
8/1/2013              $   10,967,903

   10,835,000     TKR Cable, Inc., Deb., 10.50%,
10/30/2007                           11,988,711

Total                                                               33,263,369
                  ECOLOGICAL SERVICES &

EQUIPMENT-1.8%

    7,750,000     USA Waste Services, Inc., Sr. Note, 7.125%,
10/1/2007                8,057,753

    8,210,000     WMX Technologies, Inc., Deb., 8.75%,
5/1/2018                        9,188,139

Total                                                               17,245,892

EDUCATION-1.0%

    5,600,000     Boston University, 7.625%,
7/15/2097                                 6,082,216

    3,000,000     Harvard University, Revenue Bonds, 8.125% Bonds,
4/15/2007           3,552,690

Total                                                                9,634,906

ELECTRONICS-1.4%

    9,200,000     Anixter International, Inc., Company Guarantee, 8.00%, 9/15/

2003                                                                 9,692,568
    4,165,000     Harris Corp., Deb., 10.375%,
12/1/2018                               4,402,988

Total                                                               14,095,556

                  FINANCE -
AUTOMOTIVE-0.1%

      385,000     Ford Motor Credit Corp., Note, 7.00%,
9/25/2001                        402,329

      300,000     Ford Motor Credit Corp., Note, 7.57%,
5/16/2005                        310,290

      700,000     General Motors Acceptance Corp., Note, 6.75%,
6/10/2002                728,735

Total                                                                1,441,354

                  FINANCIAL
INTERMEDIARIES-3.5%

    6,000,000  (a)Amvescap PLC, Sr. Note, 6.60%,
5/15/2005                             6,124,020

    7,150,000     Donaldson, Lufkin and Jenrette Securities Corp., Note,
                  6.875%,

11/1/2005                                                    7,314,021
    8,296,000     Green Tree Financial Corp., Sr. Sub. Note, 10.25%,

6/1/2002          9,218,183

    7,325,000     Lehman Brothers, Inc., Sr. Sub. Note, 7.375%,
1/15/2007              7,415,976

      425,000     Merrill Lynch & Co., Inc., Sr. Note, 7.15%,
7/30/2012                  435,468

    3,673,900  (a)World Financial, Pass Thru Cert., Series 96 WFP-B, 6.91%, 9/

1/2013                                                               3,745,173

Total                                                               34,252,841

Federated Bond Fund


PRINCIPAL

AMOUNT
VALUE


CORPORATE BONDS-CONTINUED

                  FOOD & DRUG

RETAILERS-0.1%

$      25,000     McDonald's Corp., Note, 6.75%,
2/15/2003                        $       25,616

      550,000     McDonald's Corp., Note, 7.375%,
7/15/2002                              559,433

Total                                                                  585,049

                  FOREST
PRODUCTS-1.4%

    6,000,000     Donohue Forest Products, 7.625%,
5/15/2007                           6,404,940

    2,850,000     Pope & Talbot, Inc., 8.375%,
6/1/2013                                2,643,119

    4,600,000     Quno Corp., Sr. Note, 9.125%,
5/15/2005                              5,029,916

Total                                                               14,077,975

HEALTHCARE-0.7%

      300,000     Columbia/HCA Healthcare Corp., Note, 6.87%,
9/15/2003                  291,588

    3,200,000     Tenet Healthcare Corp., Sr. Note, 8.00%,
1/15/2005                   3,255,808

    3,000,000  (a)Tenet Healthcare Corp., Sr. Sub., 8.125%,
12/1/2008                  3,075,000

Total                                                                6,622,396
                  INDUSTRIAL PRODUCTS &

EQUIPMENT-2.6%

   16,722,000     Figgie International Holdings, Inc., Sr. Note, 9.875%, 10/1/

1999                                                                17,258,442
    7,095,000     Southdown, Inc., Sr. Sub. Note, 10.00%,
3/1/2006                     7,999,613

Total                                                               25,258,055

INSURANCE-9.3%

    6,000,000     Allmerica Financial Corp., Sr. Note, 7.625%,
10/15/2025              6,217,740

      450,000     American General Corp., Note, 7.75%,
4/1/2005                          497,713

    8,000,000     CNA Financial Corp., Bond, 6.95%,
1/15/2018                          7,509,360

    5,800,000     Conseco, Inc., Note, 6.40%,
2/10/2003                                5,671,530

    7,025,000     Conseco, Inc., Sr. Note, 10.50%,
12/15/2004                          8,233,581

    2,110,000     Continental Corp., Note, 8.25%,
4/15/1999                            2,134,033

    2,950,000     Delphi Financial Group, Inc., 9.31%,
3/25/2027                       3,220,279

   10,350,000     Delphi Financial Group, Inc., Note, 8.00%,
10/1/2003                11,004,120

    3,460,000     GEICO Corp., Deb., 9.15%,
9/15/2021                                  3,922,740

    7,800,000  (a)Life Re Capital Trust I, 8.72%,
6/15/2027                            8,649,732

       25,000     Progressive Corp., OH, Unsecd. Note, 7.30%,
6/1/2006                    26,571

    3,300,000     Provident Cos., Inc., Bond, 7.405%,
3/15/2038                        3,193,707

    6,500,000  (a)Reinsurance Group of America, Sr. Note, 7.25%,
4/1/2006              7,089,160

Federated Bond Fund

PRINCIPAL

AMOUNT
VALUE


CORPORATE BONDS-CONTINUED

INSURANCE-CONTINUED

$     925,000     SAFECO Corp., Note, 7.875%,
4/1/2005                            $    1,012,366

    3,000,000     SunAmerica, Inc., Deb., 8.125%,
4/28/2023                            3,524,460

    1,000,000     SunAmerica, Inc., Medium Term Note, 7.34%,
8/30/2005                 1,106,890

    1,500,000     SunAmerica, Inc., Sr. Note, 6.20%,
10/31/1999                        1,513,935

    4,575,000     SunAmerica, Inc., Sr. Note, 9.00%,
1/15/1999                         4,610,868

      525,000     Transamerica Corp., Note, 6.75%,
11/15/2006                            543,176

    1,000,000  (a)USF&G Corp., 8.312%,
7/1/2046                                        1,161,450

    5,750,000     USF&G Corp., Company Guarantee, 8.47%,
1/10/2027                     6,424,590

    4,000,000  (a)Union Central Life Insurance Co., Note, 8.20%,
11/1/2026             4,576,680

Total                                                               91,844,681

                  LEISURE &
ENTERTAINMENT-0.7%

    6,350,000     Paramount Communications, Inc., Sr. Deb., 8.25%,
8/1/2022            6,805,613

                  MACHINERY &
EQUIPMENT-1.2%

    7,500,000     Continental Airlines, Inc., Pass Thru Cert., Series 1997-4 B,
                  6.90%,

7/2/2019                                                      7,909,725
    4,700,000     Cummins Engine Co., Inc., Deb., 7.125%,

3/1/2028                     4,360,848

Total                                                               12,270,573

                  METALS &
MINING-4.8%

    7,600,000     Barrick Gold Corp., Deb., 7.50%,
5/1/2007                            8,364,788

   11,000,000     Inco Ltd., Note, 9.60%,
6/15/2022                                   12,846,900

    8,850,000  (a)Normandy Finance Ltd., Company Guarantee, 7.50%,
7/15/2005           9,049,479

    9,000,000     Placer Dome, Inc., Bond, 8.50%,
12/31/2045                           8,745,660

    7,375,000     Santa Fe Pacific Gold, Note, 8.375%,
7/1/2005                        8,386,850

Total                                                               47,393,677

                  OIL &
GAS-2.6%

      125,000     Chevron Capital USA, Inc., Unsecd. Note, 7.45%,
8/15/2004              132,990

   10,250,000     Husky Oil Ltd., Sr. Note, 7.125%,
11/15/2006                        10,596,757

    3,957,000     Occidental Petroleum Corp., Note, 8.50%,
9/15/2004                   4,049,515

    6,500,000     Sun Co., Inc., 9.00%,
11/1/2024                                      7,729,865

    2,500,000     Sun Co., Inc., Deb., 9.375%,
6/1/2016                                2,912,775

Total                                                               25,421,902

Federated Bond Fund


PRINCIPAL

AMOUNT
VALUE


CORPORATE BONDS-CONTINUED

                  PRINTING &
PUBLISHING-2.2%

$   1,500,000     News America Holdings, Inc., 10.125%,
10/15/2012                $    1,772,535

    3,000,000     News America Holdings, Inc., Company Guarantee, 8.00%,

10/17/2016                                                           3,156,180
    4,850,000     News America Holdings, Inc., Deb., 7.90%,
12/1/2095                  4,939,288

   11,303,000     Valassis Communication, Inc., Sr. Sub. Note, 9.375%, 3/15/

1999                                                                11,490,856

Total                                                               21,358,859

                  REAL
ESTATE-2.3%

    8,250,000     Price REIT, Inc., Sr. Note, 7.50%,
11/5/2006                         8,376,225

    3,250,000     Storage USA, 8.20%,

6/1/2017                                         3,132,123
    4,000,000     Storage USA, Deb., 7.50%,

12/1/2027                                  3,477,520
    7,400,000     Sun Communities, Inc., Medium Term Note, 6.77%,

5/16/2005            7,539,120

Total                                                               22,524,988

RETAILERS-5.1%

    5,000,000     Dayton-Hudson Corp., Deb., 10.00%,
12/1/2000                         5,481,150

   10,870,000     Harcourt General, Inc., Sr. Deb., 7.20%,
8/1/2027                   10,301,390

    8,602,009     K Mart Corp., Pass Thru Cert., 8.54%,
1/2/2015                       8,437,022

    5,600,000     May Department Stores Co., Deb., 8.125%,
8/15/2035                   6,537,944

    6,000,000     Penney (J.C.) Co., Inc., Deb., 7.65%,
8/15/2016                      6,322,560

   10,497,000     Shopko Stores, Inc., 9.25%,
3/15/2022                               12,712,077

Total                                                               49,792,143

SERVICES-0.4%

    5,000,000     Loewen Group Int'l. Sr. Note, 8.25%,
4/15/2003                       3,875,000

                  SOVEREIGN
GOVERNMENT-2.1%

    4,565,000     Colombia, Republic of, Note, 7.25%,
2/15/2003                        3,695,870

    3,500,000     Quebec, Province of, Deb., 13.25%,
9/15/2014                         3,904,250

    3,390,000     Quebec, Province of, Deb., 9.125%,
8/22/2001                         3,772,019

    4,300,000     South Africa, Republic of, Global Bond Deb., 9.625%, 12/15/

1999                                                                 4,335,604
    3,500,000     Sweden, Kingdom of, Deb., 10.25%,
11/1/2015                          5,004,195

Total                                                               20,711,938

Federated Bond Fund


PRINCIPAL

AMOUNT
VALUE


CORPORATE BONDS-CONTINUED

                  SURFACE
TRANSPORTATION-1.2%

$  11,050,000     Trans Ocean Container Corp., Sr. Sub. Note, 12.25%,
7/1/2004    $   12,250,914

                  TELECOMMUNICATIONS &
CELLULAR-1.3%

      700,000     AT&T Corp., Unsecd. Note, Series A, 8.20%,
2/15/2005                   727,475

    7,750,000     BellSouth Telecommunications, Inc., Deb., 7.00%,
12/1/2095           8,438,045

    3,450,000     BellSouth Telecommunications, Inc., Deb., 7.625%,
5/15/2035          3,744,526

Total                                                               12,910,046

UTILITIES-2.3%

       75,000     Alabama Power Co., 1st Mtg. Bond, 7.00%,
1/1/2003                       75,838

       55,000     Baltimore Gas & Electric Co., 1st Ref. Mtg., 7.50%, 1/15/

2007                                                                    61,036
       25,000     Bell Atlantic Corp., Deb., 7.375%,
10/15/2007                           25,306

    4,400,000     California Energy Co., Inc., Sr. Note, 10.25%,
1/15/2004             4,647,500

    5,150,000     Enersis S.A., Note, 7.40%,
12/1/2016                                 4,022,716

    5,500,000  (a)Israel Electric Corp. Ltd., Sr. Note, 7.875%,
12/15/2026             5,476,020

    5,795,000     Puget Sound Energy, Inc., Medium Term Note, 7.02%,
12/1/2027         6,025,641

    6,500,000  (a)Tenaga Nasional Berhad, Deb., 7.50%,
1/15/2096                       2,706,340

Total                                                               23,040,397
                  TOTAL CORPORATE BONDS (IDENTIFIED COST
$593,907,853)               600,914,951
GOVERNMENT AGENCIES-3.7%

    7,500,000     Federal Farm Credit System, Medium Term Note, 5.93%, 8/7/

2008                                                                 7,827,150
    5,000,000     Federal Home Loan Bank System, 5.905%,
7/22/2008                     5,204,200

   19,000,000     Federal Home Loan Bank System, Sr. Note, 5.80%,
9/2/2008            19,779,190

      900,000     Federal National Mortgage Association, 7.65%,
3/10/2005              1,024,119

      175,000     Federal National Mortgage Association, Note, 6.87%, 10/2/

2001                                                                   183,243
      700,000     Federal National Mortgage Association, Note, 7.50%, 4/16/

2007                                                                   748,545
      340,000     Financial Assistance Corp., Bond, 9.45%,
11/21/2003                    340,921
      805,000     Financial Assistance Corp., 9.20%,

9/27/2005                           868,249
                  TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST

$35,082,171)             35,975,617

Federated Bond Fund



PRINCIPAL
  AMOUNT

OR
SHARES
VALUE


MUNICIPAL SECURITIES-4.4%
$   5,630,000     Atlanta & Fulton County, GA Recreation Authority, Taxable

                  Revenue Bonds, Series 1997, 7.00% Bonds (Downtown Arena
                  Project)/(FSA INS),

12/1/2028                                    $   6,005,465
    6,050,000     Kansas City, MO Redevelopment Authority, 7.65% Bonds (FSA

                  LOC),

11/1/2018                                                      6,968,995
    3,090,000     McKeesport, PA, Taxable G.O. Series B 1997, 7.30% Bonds

                  (MBIA INS),

3/1/2020                                                 3,262,824

    3,000,000     Miami Florida Revenue Pension Obligation, 7.20% Bonds
                  (AMBAC LOC),

12/1/2025                                               3,117,300
    4,940,000     Minneapolis/St. Paul, MN Airport Commission, UT GO Taxable

                  Revenue Bonds (Series 9), 8.95% Bonds (Minneapolis/St. Paul,
                  MN),

1/1/2022                                                        5,671,120

    4,675,000     Pittsburgh, PA Urban Redevelopment Authority, 8.01% Bonds
                  (Aluminum Co. of America),

6/1/2015                                  5,255,168

    2,635,000     Pittsburgh, PA Urban Redevelopment Authority, 9.07% Bonds
                  (CGIC GTD),

9/1/2014                                                 3,279,521
    2,200,000     Southeastern, PA Transportation Authority, (Series B), 8.75%

                  Bonds (FGIC GTD),

3/1/2020                                           2,572,900
    4,200,000     St. Johns County, FL Convention Center, Taxable Municipal

                  Revenue Bonds, 8.00% Bonds (FSA INS),
1/1/2026                       4,768,218

    2,080,000     Tampa Florida Sports Authority, 8.02% Bonds (MBIA GTD),

10/1/2026                                                            2,429,232
                  TOTAL MUNICIPAL SECURITIES (IDENTIFIED COST

$39,191,438)            43,330,743
PREFERRED STOCKS-1.8%

                  REAL
ESTATE-1.1%

        8,000     Highwoods Properties, Inc., REIT Perpetual Pfd. Stock,
                  Series A,

$86.25                                                     7,167,840
       80,000     Prologis Trust, Cumulative Pfd.  3,758,480

Total                                                               10,926,320

                  TECHNOLOGY
SERVICES-0.7%

       67,460     Microsoft Corp., Cumulative Conv. Pfd., Series A,
$2.20              6,594,215

                  TOTAL PREFERRED STOCKS (IDENTIFIED COST
$18,188,782)                17,520,535

Federated Bond Fund



PRINCIPAL

AMOUNT
VALUE


ASSET-BACKED SECURITIES-1.3%

                  FINANCIAL
INTERMEDIARIES-0.1%

$   1,000,000     Green Tree Financial Corp. 1992-2, Class B, 9.15%,
1/15/2018    $      996,890

                  STRUCTURED PRODUCT
(ABS)-1.0%

    9,000,000 (a)125 Home Loan Owner Trust 1998-1A, Class B1, 9.26%, 2/15/

2029                                                                 8,026,920
      658,526     Merrill Lynch Mortgage Investment, Inc. 1988-H, Class B,
                  9.70%,

6/15/2008                                                       684,044
    1,000,000     Residential Funding Corp. 1993-S26, Class A10, 7.50%, 7/25/

2023                                                                 1,004,750

Total                                                                9,715,714

                  WHOLE
LOAN-0.2%

    2,463,437  (a)SMFC Trust Asset-Backed Certificates, Series 1997-A, Class
4,

                  7.7191%,

1/28/2025                                                   2,222,488
                  TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST

$13,958,497)         12,935,092
U.S. TREASURY OBLIGATIONS-8.3%

                  U.S. TREASURY

BONDS-6.6%

    4,000,000     United States Treasury Bond, 6.125%,
11/15/2027                      4,497,040

   10,800,000     United States Treasury Bond, 6.375%,
8/15/2027                      12,444,408

      400,000     United States Treasury Bond, 7.50%,
11/15/2016                         498,292

   14,000,000     United States Treasury Bond, 8.00%,
11/15/2021                      18,745,860

    8,000,000     United States Treasury Bond, 8.125%,
5/15/2021                      10,817,760

      610,000     United States Treasury Bond, 8.25%,
5/15/2005                          643,032

   12,750,000     United States Treasury Bond, 11.625%,
11/15/2004                    17,437,538

Total                                                               65,083,930
                  U.S. TREASURY

NOTES-1.7%

   15,000,000     United States Treasury Note, 5.625%,
5/15/2008                      16,162,500

      325,000     United States Treasury Note, 8.00%,
8/15/1999                          333,869

Total                                                               16,496,369
                  TOTAL U.S. TREASURY (IDENTIFIED COST
$79,931,073)                   81,580,299

Federated Bond Fund


PRINCIPAL
  AMOUNT

OR
SHARES
VALUE


MUTUAL FUND-15.1%

   16,568,869 The High Yield Bond Portfolio  (IDENTIFIED  COST  $158,221,024)  $
148,622,755  (B)REPURCHASE  AGREEMENT-2.4% $ 23,305,000  Westdeutsche Landesbank
Girozentrale, 5.42%, dated 10/30/1998,

                  due 11/2/1998 (AT AMORTIZED
COST)                                   23,305,000

                  TOTAL INVESTMENTS (IDENTIFIED COST
$961,785,838)(C)             $  964,184,992


  (a) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At October 31, 1998, these securities amounted to $69,604,682 which represents 7.1% of total net assets.

  (b) The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investment in the repurchase agreement is through participation in a joint account with other Federated funds.

  (c) The cost of investments for federal tax purposes amounts to $961,785,838. The net unrealized appreciation of investments on a federal tax basis amounts to $2,399,154 which is comprised of $27,215,128 appreciation and $24,815,974 depreciation at October 31, 1998.

Note: The categories of investments are shown as a percentage of net assets ($983,328,421) at October 31, 1998.

The following acronyms are used throughout this portfolio:

AMBAC -American Municipal Bond Assurance Corporation CGIC -Capital Guaranty Insurance Corporation FGIC -Financial Guaranty Insurance Company FSA -Financial Security Assurance GO -General Obligation GTD -Guaranty INS -Insured LOC -Letter of Credit MBIA -Municipal Bond Investors Assurance PLC -Public Limited Company REIT -Real Estate Investment Trust UT -Unlimited Tax

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 1998



ASSETS:

Total investments in securities, at value (identified and

tax cost $961,785,838)                                                       $
964,184,992

Cash

5,166

Income
receivable
18,692,792

Receivable for investments

sold                                                    768,566
Receivable for shares
sold                                                       6,253,437
Prepaid
expenses
7,424
Total assets
989,912,377
LIABILITIES:

Payable for investments purchased                              $
2,632,036
Payable for shares redeemed
1,122,711

Income distribution payable

2,354,561

Accrued expenses

474,648

Total
liabilities
6,583,956

NET ASSETS for 100,067,344 shares outstanding                                $
983,328,421
NET ASSETS CONSIST OF:

Paid in capital                                                              $
985,062,406
Net unrealized appreciation of
investments                                       2,399,154
Accumulated net realized loss on
investments                                    (3,614,114)
Distributions in excess of net investment
income                                  (519,025)
Total Net Assets                                                             $
983,328,421
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
CLASS A SHARES:
Net Asset Value Per Share ($210,768,330 / 21,470,168 shares
outstanding)
$9.82
Offering Price Per Share (100/95.50 of
$9.82)*                                      $10.28
Redemption Proceeds Per
Share                                                        $9.82
CLASS B SHARES:
Net Asset Value Per Share ($302,010,247 / 30,731,921 shares
outstanding)
$9.83
Offering Price Per
Share                                                             $9.83
Redemption Proceeds Per Share (94.50/100 of
$9.83)*                                  $9.29
CLASS C SHARES:
Net Asset Value Per Share ($76,644,593 / 7,796,769 shares
outstanding)
$9.83
Offering Price Per
Share                                                             $9.83
Redemption Proceeds Per Share (99.00/100 of
$9.83)*                                  $9.73
CLASS F SHARES:
Net Asset Value Per Share ($393,905,251 / 40,068,486 shares
outstanding)
$9.83
Offering Price Per Share (100/99.00 of
$9.83)*                                       $9.93
Redemption Proceeds Per Share (99.00/100 of
$9.83)*                                  $9.73


 * See "Investing in the Fund" in the Prospectus.

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
STATEMENT OF OPERATIONS

YEAR ENDED OCTOBER 31, 1998



INVESTMENT INCOME:

Dividends
$  13,115,405
Interest
52,463,419
Total
income
65,578,824
EXPENSES:
Investment advisory fee                                                   $
6,185,961
Administrative personnel and services fee
621,951
Custodian
fees
42,914
Transfer and dividend disbursing agent fees and expenses
452,698
Directors'/Trustees'
fees
14,550
Auditing
fees
13,375
Portfolio accounting fees
156,095
Distribution services fee-Class B Shares
1,778,450
Distribution services fee-Class C Shares
425,963
Shareholder services fee-Class A Shares
401,977
Shareholder services fee-Class B Shares
592,816
Shareholder services fee-Class C Shares
141,988
Shareholder services fee-Class F Shares
925,206
Share registration costs
140,141
Printing and postage
194,599
Insurance
premiums
8,000
Taxes
48,562
Miscellaneous
23,724
Total expenses
12,168,970
Waivers -
Waiver of investment advisory fee                          $  (855,524)
Waiver of shareholder services fee-Class A Shares              (80,396)
Waiver of shareholder services fee-Class F Shares              (74,016)
Total waivers
(1,009,936)
Net
expenses
11,159,034
Net investment
income
54,419,790
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on
investments
1,191,985
Net change in unrealized appreciation of
investments                                          (20,779,931)
Net realized and unrealized loss on
investments                                               (19,587,946)
Change in net assets resulting from
operations                                             $   34,831,844


(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
STATEMENT OF CHANGES IN NET ASSETS


                                                                            YEAR

ENDED OCTOBER 31,

1998               1997

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS-

Net investment income                                           $
54,419,790     $    38,592,130
Net realized gain (loss) on investments ($1,140,275 net gain and $434,628 net loss, respectively, as computed for federal tax purposes)
1,191,985            (623,390)
Net change in unrealized appreciation/depreciation
(20,779,931)         18,491,945
Change in net assets resulting from operations
34,831,844          56,460,685
NET EQUALIZATION CREDITS (DEBITS)-
-             438,191
DISTRIBUTIONS TO SHAREHOLDERS-
Distributions from net investment
income
Class A Shares
(11,400,747)         (4,848,032)
Class B Shares
(14,716,321)        (10,064,393)
Class C Shares
(3,536,230)         (1,938,250)
Class F Shares
(25,598,671)        (21,220,844)
Change in net assets resulting from distributions
to shareholders
(55,251,969)        (38,071,519)
SHARE TRANSACTIONS (Exclusive of amounts allocated to
net
investment income)-
Proceeds from sale of shares
552,685,388         307,933,652
Proceeds from shares issued in connection with the
acquisition
25,651,929
Net asset value of shares issued to shareholders in payment
of distributions declared
30,105,726          19,566,083
Cost of shares redeemed
(246,947,952)       (157,355,117)
Change in net assets resulting from share transactions
335,843,162         195,796,547
Change in net assets
315,423,037         214,623,904
NET ASSETS:
Beginning of period
667,905,384         453,281,480
End of period (including undistributed net investment income
of $241,487 for the period ended October 31, 1997)              $
983,328,421     $   667,905,384


(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
FINANCIAL HIGHLIGHTS-CLASS A SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                            YEAR

ENDED OCTOBER 31,

                                                                            1998

1997         1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.02      $
9.72      $ 9.76     $ 9.64
INCOME FROM INVESTMENT

OPERATIONS

Net investment income                                          0.70
0.74        0.71       0.26
Net realized and unrealized gain (loss) on investments        (0.19)

0.26       (0.04)      0.11
Total from investment operations                               0.51
1.00        0.67       0.37

LESS
DISTRIBUTIONS

Distributions from net investment income                      (0.71)
(0.70)      (0.71)     (0.25)
NET ASSET VALUE, END OF PERIOD                              $  9.82
$10.02      $ 9.72     $ 9.76
TOTAL RETURN(B)                                                5.14%
10.73%       7.21%      3.92%
RATIOS TO AVERAGE NET

ASSETS

Expenses                                                       1.05%
1.05%       1.05%      1.02%*
Net investment income                                          6.89%
7.30%       7.46%      8.22%*
Expense waiver/reimbursement(c)                                0.15%
0.20%       0.25%      0.35%*

SUPPLEMENTAL
DATA

Net assets, end of period (000 omitted)                    $210,768
$111,377     $37,045     $5,070
Portfolio turnover                                               20%
55%         49%        77%


 *  Computed on an annualized basis.

  (a) Reflects operations for the period from June 28, 1995 (date of initial public investment) to October 31, 1995.

  (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

  (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
FINANCIAL HIGHLIGHTS-CLASS B SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                            YEAR

ENDED OCTOBER 31,

                                                                            1998

1997         1996       1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.02     $
9.72      $ 9.76     $ 9.64
INCOME FROM INVESTMENT

OPERATIONS

Net investment income                                          0.61
0.64        0.64       0.24
Net realized and unrealized gain (loss) on investments        (0.18)

0.28       (0.04)      0.11
Total from investment operations                               0.43
0.92        0.60       0.35

LESS
DISTRIBUTIONS

Distributions from net investment income                      (0.62)
(0.62)      (0.64)     (0.23)
NET ASSET VALUE, END OF PERIOD                              $  9.83
$10.02      $ 9.72     $ 9.76
TOTAL RETURN(B)                                                4.34%
9.86%       6.40%      3.72%
RATIOS TO AVERAGE NET

ASSETS

Expenses                                                       1.85%
1.85%       1.85%      1.81%*
Net investment income                                          6.09%
6.50%       6.66%      7.36%*
Expense waiver/reimbursement(c)                                0.10%
0.15%       0.20%      0.30%*

SUPPLEMENTAL
DATA

Net assets, end of period (000 omitted)                    $302,010
$191,600    $125,620    $27,768
Portfolio turnover                                               20%
55%         49%        77%


 *  Computed on an annualized basis.

  (a) Reflects operations for the period from June 28, 1995 (date of initial public investment) to October 31, 1995.

  (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

  (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
FINANCIAL HIGHLIGHTS-CLASS C SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                            YEAR

ENDED OCTOBER 31,

                                                                            1998

1997         1996          1995(A)
NET ASSET VALUE, BEGINNING OF PERIOD                         $10.02    $
9.72       $ 9.76       $ 9.64
INCOME FROM INVESTMENT

OPERATIONS

Net investment income                                          0.61
0.64         0.64         0.24
Net realized and unrealized gain (loss) on investments        (0.18)

0.28        (0.04)        0.11
Total from investment operations                               0.43
0.92         0.60         0.35

LESS
DISTRIBUTIONS

Distributions from net investment income                      (0.62)
(0.62)       (0.64)       (0.23)
NET ASSET VALUE, END OF PERIOD                              $  9.83
$10.02       $ 9.72       $ 9.76
TOTAL RETURN(B)                                                4.35%
9.86%        6.40%        3.72%
RATIOS TO AVERAGE NET

ASSETS

Expenses                                                       1.85%
1.85%        1.85%        1.81%*
Net investment income                                          6.09%
6.50%        6.70%        7.31%*
Expense waiver/reimbursement(c)                                0.10%
0.15%        0.20%        0.30%*

SUPPLEMENTAL
DATA

Net assets, end of period (000 omitted)                     $76,645
$39,398      $22,897       $5,508
Portfolio turnover                                               20%
55%          49%          77%


 * Computed on an annualized basis.

  (a) Reflects operations for the period from June 28, 1995 (date of initial public investment) to October 31, 1995.

  (b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

  (c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
FINANCIAL HIGHLIGHTS-CLASS F SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                          YEAR  ENDED  OCTOBER

31,

                                                                            1998

1997         1996        1995        1994

NET ASSET VALUE,

BEGINNING OF PERIOD                                          $10.02     $
9.72      $ 9.76      $ 9.08      $10.30
INCOME FROM INVESTMENT

OPERATIONS

Net investment income                                          0.69
0.72        0.71        0.79        0.76
Net realized and unrealized gain (loss) on investments        (0.18)

0.28       (0.04)       0.65       (1.09)
Total from investment operations                               0.51
1.00        0.67        1.44       (0.33)
LESS
DISTRIBUTIONS

Distributions from net investment income                      (0.70)
(0.70)      (0.71)      (0.76)      (0.75)
Distributions from net realized gain on investment
transactions                                                      -
-           -           -       (0.14)
Total distributions                                           (0.70)
(0.70)      (0.71)      (0.76)      (0.89)
NET ASSET VALUE,

END OF PERIOD                                                $ 9.83
$10.02      $ 9.72      $ 9.76     $  9.08
TOTAL RETURN(A)                                                5.12%
10.70%       7.18%      16.51%      (3.41%)
RATIOS TO AVERAGE NET

ASSETS

Expenses                                                       1.08%
1.08%       1.08%       1.03%       1.05%
Net investment income                                          6.86%
7.27%       7.38%       8.20%       7.92%
Expense waiver/reimbursement(b)                                0.12%
0.17%       0.22%       0.31%       0.33%
SUPPLEMENTAL
DATA

Net assets, end of period (000 omitted)                    $393,905
$325,531    $267,720    $195,502    $146,270
Portfolio turnover                                               20%
55%         49%         77%         74%


  (a) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

  (b) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

FEDERATED BOND FUND
NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 1998

1. ORGANIZATION

Investment  Series  Fund,  Inc.  (the  "Corporation")  is  registered  under the
Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Corporation consists of one portfolio. The financial statements included herein are only those of Federated Bond Fund (the "Fund"), a diversified portfolio. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class F Shares. The investment objective of the Fund is to provide as high a level of current income as is consistent with the preservation of capital.

On May 31, 1997, the Fund acquired all net assets of William Penn Quality Income Fund, Inc. ("Acquired Fund") pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The acquisition was accomplished by a tax-free exchange of 2,658,231 shares of the Fund (valued at $25,651,929) for the 2,462,847 shares of the Acquired Fund outstanding on May 31, 1997. The Acquired Fund's net assets of $25,539,727, which consisted of $26,332,996 of Paid in Capital and $58,168 of Unrealized Appreciation, at that date were combined with those of the Fund. The aggregate net assets of the Fund and the Acquired Fund immediately before the acquisition were $540,329,353 and $25,539,727, respectively.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS-U.S. government securities, listed corporate bonds, other fixed income, asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities are valued at the last sale price reported on a national securities exchange. Short- term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of sixty days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end investment companies are valued at net asset value.

REPURCHASE AGREEMENTS-It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Directors (the "Directors"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES, AND DISTRIBUTIONS-Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for paydowns and market discount reclasses. The following reclassifications have been made to the financial statements.

                 INCREASE (DECREASE)

                                         ACCUMULATED

                  UNDISTRIBUTED NET     NET REALIZED
PAID-IN CAPITAL   INVESTMENT INCOME      GAIN (LOSS)

   $524,839             $80,985           ($605,824)

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES-It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

At October 31, 1998, the Fund, for federal tax purposes, had a capital loss carryforward of $3,614,114, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

EXPIRATION YEAR   EXPIRATION AMOUNT
    2002              $2,219,551
    2003                 523,012
    2004                 429,659
    2005                 441,892

EQUALIZATION-Effective November 1, 1998, the Fund discontinued its use of equalization. Equalization is an accounting practice whereby a portion of the proceeds of sales and costs of redemptions of fund shares (equivalent, on a per share basis, to the amount of undistributed net investment income on the date of the transaction) is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or redemptions of fund shares.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS-The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES-Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Fund's pricing committee.

Additional information on each restricted security held at October 31, 1998 is as follows:


                                                   ACQUISITION

ACQUISITION

SECURITY                                             DATE

COST

Amvescap PLC                                        4/30/1998
$5,990,880
Den Danske Bank                                      1/7/1998

3,998,816

125 Home Loan Owner Trust 1998-1A, Class B1         7/30/1998
8,995,781
Israel Electric Corp. Ltd.                          1/28/1997

5,489,165

Life Re Capital Trust I                        6/6/1997 - 7/16/1998
8,050,246
Normandy Finance Ltd.                          7/2/1998 - 7/27/1998
8,846,384

Reinsurance Group of America                  3/19/1996 - 6/2/1997
6,471,460
SMFC Trust Asset-Backed Certificates                 2/4/1998

2,253,275

Swedbank                                             1/7/1998
3,968,606
Tenaga Nasional Berhad                         1/9/1997 - 3/3/1997

6,162,725

Tenet Healthcare Corp.                               5/8/1997
2,988,360
Union Central Life Insurance Co.                   10/31/1996

3,979,120

USF&G Corp.                                          7/3/1997
1,000,000
World Financial                                    11/18/1996

3,673,900

USE OF ESTIMATES-The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER-Investment transactions are accounted for on the trade date.

3. CAPITAL STOCK

At October 31, 1998, par value shares ($0.001 per share) authorized were as follows:

                     NUMBER OF PAR
                     VALUE CAPITAL

CLASS NAME          STOCK AUTHORIZED
Class A Shares         25,000,000
Class B Shares         25,000,000
Class C Shares         25,000,000
Class F Shares        525,000,000
Unclassified          400,000,000

 TOTAL              1,000,000,000

Transactions in capital stock were as follows:


YEAR ENDED OCTOBER 31,

1998                               1997

CLASS A SHARES

SHARES           AMOUNT            SHARES         AMOUNT
Shares sold                                                   19,595,096
$  197,221,690      9,865,488     $  96,447,985
Shares issued in connection with the

acquisition                                                 2,594,627
25,038,147
Shares issued to shareholders in payment of distributions
declared
776,367          7,782,888        352,776         3,459,765
Shares redeemed                                              (10,021,537)

(100,802,326)    (5,504,316)      (53,647,073)
Net change resulting from Class A Shares transactions         10,349,926
$  104,202,252      7,308,575     $  71,298,824


YEAR ENDED OCTOBER 31,

1998                               1997
CLASS B SHARES

SHARES           AMOUNT            SHARES          AMOUNT


Shares sold                                                   14,243,376
$  143,240,209      8,000,100     $  78,164,460
Shares issued to shareholders in payment of distributions
declared
877,230          8,800,059        605,869         5,924,046
Shares redeemed
(3,518,193)       (35,411,250)    (2,402,641)      (23,448,472)
Net change resulting from Class B Shares transactions         11,602,413

$  116,629,018      6,203,328     $  60,640,034


YEAR ENDED OCTOBER 31,

1998                              1997
CLASS C SHARES

SHARES           AMOUNT            SHARES          AMOUNT


Shares sold                                                    4,651,816
$   46,838,466      2,352,599     $  22,978,928
Shares issued to shareholders in payment of distributions
declared
239,280          2,400,749        141,632         1,384,761
Shares redeemed
(1,026,844)       (10,323,405)      (917,732)       (8,965,336)
Net change resulting from Class C Shares transactions          3,864,252

$   38,915,810      1,576,499     $  15,398,353


YEAR ENDED OCTOBER 31,

1998                             1997
CLASS F SHARES

SHARES           AMOUNT           SHARES          AMOUNT


Shares sold                                                   16,425,062

$  165,385,023     11,316,055     $ 110,342,279
Shares issued in connection with the

acquisition
63,604           613,782

Shares issued to shareholders in payment of distributions
declared
1,108,796         11,122,031        901,508         8,797,511
Shares redeemed                                               (9,968,205)
(100,410,972)    (7,327,458)      (71,294,236)
Net change resulting from Class F Shares transactions          7,565,653
$   76,096,082      4,953,709     $  48,459,336
Net change resulting from shares transactions                 33,382,244
$  335,843,162     20,042,111     $ 195,796,547


4. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE-Federated Advisers, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.75% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE-Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE-The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Class A Shares, Class B Shares, and Class C Shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC.

                        PERCENTAGE OF
                        AVERAGE DAILY

                          NET ASSETS

SHARE CLASS NAME          OF CLASS
Class A Shares              0.25%
Class B Shares              0.75%
Class C Shares              0.75%

For the year ended October 31, 1998, Class A Shares did not incur a distribution services fee.

SHAREHOLDER SERVICES FEE-Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES-FServ, through its subsidiary, FSSC serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES-FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL-Certain of the Officers and Directors of the Corporation are Officers and Directors or Trustees of the above companies.

5. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the period ended October 31, 1998, were as follows:

PURCHASES   $449,844,134
SALES       $163,868,026

6. YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and Administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Directors and Shareholders of Investment Series Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Bond Fund (a portfolio of Investment Series Funds, Inc.) as of October 31, 1998, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. These standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of October 31, 1998, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Bond Fund at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
December 21, 1998

DIRECTORS

John F. Donahue

Thomas G. Bigley

John T. Conroy, Jr.

Nicholas P. Constantakis

William J. Copeland

J. Christopher Donahue

James E. Dowd, Esq.

Lawrence D. Ellis, M.D.

Edward L. Flaherty, Jr., Esq.

Peter E. Madden

John E. Murray, Jr., J.D., S.J.D.

Wesley W. Posvar

Marjorie P. Smuts

OFFICERS

John F. Donahue
Chairman

J. Christopher Donahue
President

Edward C. Gonzales
Executive Vice President

John W. McGonigle

Executive Vice President, Treasurer, and Secretary

Richard B. Fisher
Vice President

Matthew S. Hardin
Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for  distribution  to prospective  investors only when preceded or accompanied by the fund's prospectuses which contain facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic] Federated Investors

 Federated Securities Corp.
 Federated Investors, Inc.
 Federated Investors Tower
 1001 Liberty Avenue
 Pittsburgh, PA 15222-3779

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

Cusip 461444507
Cusip 461444606
Cusip 461444705
Cusip 461444309
G01452-02 (12/98)

[Graphic]

A1. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The x axis reflects computation periods from 5/31/87 to 10/31/98. The y axis is measured in increments of $8,000 ranging from $0 to $40,000 and indicates that the ending value of hypothetical initial investment of $12,000 in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to $33,820 on 10/31/98.

A2. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 5/31/87 to 10/31/98. The "y" axis is measured in increments of $5,000 ranging from $0 to $25,000 and indicates that the ending value of an initial investment of $1,000 and subsequent yearly investments of $1,000 in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to $21,214 on 10/31/98.

A3. The graphic presentation here displayed consists of a boxed legend in the upper left quadrant indicating the components of the corresponding mountain chart. The color coded mountain chart is a visual representation of the narrative text above it. The "x" axis reflects computation periods from 10/31/87 to 10/31/98. The "y" axis is measured in increments of $10,000 ranging from $0 to $60,000 and indicates that the ending value of hypothetical initial investment of $20,000 in the fund's Class F Shares, assuming the reinvestment of capital gains and dividends, would have grown to $54,798 on 10/31/98.

A4. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class A Shares of Federated Bond Fund (based on a 4.50% sales charge) are represented by a solid line. The Lehman Brothers Corporate Bond Index (the "LBCBI") is represented by a dotted line and the Lipper Corporate Debt Funds BBB Rated Average (the "LCDBBB") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class A Shares of the fund, the LBCBI and the LCDBBB. The "x" axis reflects computation periods from 6/28/95 to 10/31/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a 4.50% sales charge, as compared to the LBCBI and the LCDBBB. The ending values were $12,387, $12,981, and $12,641, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class A Shares Average Annual Total Returns for the one-year period ended 10/31/98 and from the fund's start of performance (6/28/95) to 10/31/98. The total returns were 0.43%, and 6.62%, respectively.

A5. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class B Shares of Federated Bond Fund (based on a 3.00% contingent deferred sales charge) are represented by a solid line. The Lehman Brothers Corporate Bond Index (the "LBCBI") is represented by a dotted line and the Lipper Corporate Debt Funds BBB Rated Average (the "LCDBBB") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class B Shares of the fund, the LBCBI and the LCDBBB. The "x" axis reflects computation periods from 6/28/95 to 10/31/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class A Shares, based on a 3.00% contingent deferred sales charge, as compared to the LBCBI and the LCDBBB. The ending values were $11,858, $12,981, and $12,641, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class B Shares Average Annual Total Returns for the one-year period ended 10/31/98 and from the fund's start of performance (6/28/95) to 10/31/98. The total returns were (1.06%), and 6.51%, respectively.

A6. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class C Shares of Federated Bond Fund are represented by a solid line. The Lehman Brothers Corporate Bond Index (the "LBCBI") is represented by a dotted line and the Lipper Corporate Debt Funds BBB Rated Average (the "LCDBBB") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class C Shares of the fund, the LBCBI and the LCDBBB. The "x" axis reflects computation periods from 6/28/95 to 10/31/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class C Shares, as compared to the LBCBI and the LCDBBB. The ending values were $12,651, $12,981, and $12,641, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class C Shares Average Annual Total Returns for the one-year period ended 10/31/98 and from the fund's start of performance (6/28/95) to 10/31/98. The total returns were 3.36%, and 7.28%, respectively.

A7. The graphic presentation here displayed consists of a line graph. The corresponding components of the line graph are listed underneath. The Class F Shares of Federated Bond Fund are represented by a solid line. The Lehman Brothers Corporate Bond Index (the "LBCBI") is represented by a dotted line and the Lipper Corporate Debt Funds BBB Rated Average (the "LCDBBB") is represented by a broken line. The line graph is a visual representation of a comparison of change in value of a $10,000 hypothetical investment in the Class C Shares of the fund, the LBCBI and the LCDBBB. The "x" axis reflects computation periods from 10/31/88 to 10/31/98. The "y" axis reflects the cost of the investment. The right margin reflects the ending value of the hypothetical investment in the fund's Class F Shares, as compared to the LBCBI and the LCDBBB. The ending values were $25,124, $24,867, and $22,585, respectively. The legend in the bottom quadrant of the graphic presentation indicates the fund's Class F Shares Average Annual Total Returns for the for the one-year, five-year and 10-year periods ended 10/31/98 and from the fund's start of performance (5/20/87) to 10/31/98. The total returns were 3.11%, 6.81%, 9.65%, and 9.46%, respectively.